CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
Revenue	$ 148,421	$ 91,608
Production services revenue	51	468
Total revenue	148,472	92,076
Cost of sales
Production costs	(65,473)	(38,222)
Depreciation, depletion and amortization	(7,982)	(7,469)
Cost of sales	(73,455)	(45,691)
Gross profit	75,017	46,385
Exploration and evaluation expenses	(9,363)	(3,263)
General and administrative expenses	(10,808)	(8,649)
Other income (expense)
Accretion and interest expense	(1,600)	(971)
Loss on derivative instruments	(294)	(1,959)
Loss on derecognition or modification of financial liability	(1,251)	(483)
Gain on elimination of Contingent Consideration	1,000	0
Foreign exchange gain (loss)	1,397	(1,665)
Interest income	566	48
Other gain (loss)	32	(94)
Income before income taxes	54,696	29,349
Income tax expense	(17,218)	(6,973)
Deferred tax expense	(3,738)	(3,224)
Income for the year	33,740	19,152
Items subject to reclassification into statement of income:
Foreign currency translation adjustment	(487)	1,513
Other comprehensive (loss) income for the year	(487)	1,513
Comprehensive income for the year	$ 33,253	$ 20,665
Basic income per common share	$ 0.41	$ 0.27
Diluted income per common share	$ 0.41	$ 0.26
Weighted average common shares outstanding - basic	81,704	72,086
Weighted average common shares outstanding - diluted	83,226	73,712